Share-based compensation - Reconciliation of RSU, DSU and PSU Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	11,083,212	10,060,296
Granted (in shares) | shares	2,637,460	3,899,244
Forfeited (in shares) | shares	(3,086,817)	(2,463,548)
Outstanding - End of fiscal year (in shares) | shares	10,322,548	11,083,212
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 25.68	$ 30.56
Weighted average exercise price, options granted (in USD per share) | $ / shares	14.03	13.77
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	25.78	30.16
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 22.12	$ 25.68
RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	6,200,768	5,540,767
Granted (in shares) | shares	4,124,890	3,114,515
Settled (in shares) | shares	(2,318,732)	(1,595,478)
Forfeited (in shares) | shares	(1,246,744)	(859,036)
Outstanding - End of fiscal year (in shares) | shares	6,760,182	6,200,768
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 22.02	$ 28.92
Weighted average exercise price, options granted (in USD per share) | $ / shares	13.85	14.11
Weighted average exercise price, options released (in USD per share) | $ / shares	29.20	31.18
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	16.67	20.81
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 15.56	$ 22.02
DSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	119,541	65,398
Granted (in shares) | shares	41,283	54,143
Settled (in shares) | shares	0	0
Forfeited (in shares) | shares	0	0
Outstanding - End of fiscal year (in shares) | shares	160,824	119,541
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 19.99	$ 23.31
Weighted average exercise price, options granted (in USD per share) | $ / shares	14.90	15.97
Weighted average exercise price, options released (in USD per share) | $ / shares	0	0
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	0	0
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 18.68	$ 19.99
PSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares) | shares	0	619,640
Granted (in shares) | shares	0	0
Settled (in shares) | shares	0	(167,284)
Forfeited (in shares) | shares	0	(452,356)
Outstanding - End of fiscal year (in shares) | shares	0	0
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 0	$ 28.73
Weighted average exercise price, options granted (in USD per share) | $ / shares	0	0
Weighted average exercise price, options released (in USD per share) | $ / shares	0	28.73
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	0	28.73
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 0	$ 0